Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
Alcon adopted IFRS 16, Leases effective January 1, 2019, as described in Note 3 to these Consolidated Financial Statements.
Alcon has applied the modified retrospective method, with right-of-use assets measured at an amount equal to the lease liability, adjusted by the amount of the prepaid or accrued lease payments relating to those leases recognized in the balance sheet immediately before the date of initial application.
In applying IFRS 16 for the first time, Alcon has used the following practical expedients on a lease by lease basis as permitted by the standard:

•	contracts previously identified as leases by applying IAS 17, Leases and IFRIC 4, Determining whether an Arrangement contains a Lease, have not been re-assessed under IFRS 16,

•	leases with a remaining lease term less than twelve months from the date of adoption and leases of low-value assets have not been recognized as right-of-use assets and lease liabilities,

•	measurement of right-of-use assets at the date of adoption excluded the initial direct costs, and

•	use of hindsight in determining the lease term for contracts containing options to extend or terminate the lease.
Right-of-use assets
Right-of-use assets as of December 31, 2019 and January 1, 2019 were comprised of the following:

($ millions)	December 31, 2019	January 1, 2019
Land	20	20
Buildings	277	226
Machinery & equipment and other assets	27	33
Total right-of-use assets(1)	324	279

(1)
Right-of-use assets, related to operating leases at the date of implementation of IFRS 16, were higher than the lease liabilities at the date of implementation of IFRS 16 by $3 million, due to the net impact of prepayments and accrued lease payments recognized at December 31, 2018. This impact was offset by the lease liability related to the finance lease exceeding the corresponding capital asset by $10 million.

Depreciation charges of $66 million for the year ended December 31, 2019 are shown in the table below by underlying class of asset:

($ millions)	2019
Land	1
Buildings	47
Machinery & equipment and other assets	18
Total	66

Additions to right-of-use assets amounted to $116 million for the year ended December 31, 2019.
Lease liabilities
Lease liabilities of $286 million were recorded on January 1, 2019. The reconciliation of lease commitments disclosed as of December 31, 2018 and lease liabilities recorded on January 1, 2019 is as follows:

($ millions)
Operating lease commitments as of December 31, 2018	222
Effect of discounting	(21)
Operating leases discounted using the incremental borrowing rate(1)	201
Finance lease liabilities recognized as at December 31, 2018	89
Recognition exemption for short term and low-value leases	(4)
Lease liabilities as of January 1, 2019	286

(1)	Weighted average incremental borrowing rate of 2.9% was applied at January 1, 2019, the date of implementation of IFRS 16, Leases.
Lease liabilities totaled $341 million as of December 31, 2019, including $61 million in current lease liabilities and $280 million in non-current lease liabilities. The contractual maturities of the undiscounted lease liabilities as of December 31, 2019, are as follows:

($ millions)	Lease liabilities undiscounted
Not later than one year	73
Between one and five years	176
Later than five years	200
Total lease liabilities undiscounted	449

($ millions)	Lease liabilities
Not later than one year	61
Between one and five years	140
Later than five years	140
Total lease liabilities	341
Additional disclosures
The following table provides additional disclosures related to right-of-use assets and lease liabilities:

($ millions)	2019
Interest expense on lease liabilities	11
Expense on short-term and low value leases	3
Total cash outflows for leases	59
Thereof:
Lease liability payments(1)	52
Interest payments(2)	5
Short-term and low value lease payments(2)	2

(1)	Reported as cash outflows from financing activities net of lease incentives received

(2)	Included within total net cash flows from operating activities
Prior to the adoption of IFRS 16, Alcon prepared the required disclosures for operating lease commitments and finance lease future minimum lease payments. Operational lease commitments as of December 31, 2018, were as follows:

($ millions)	2018
Not later than one year	50
Between one and five years	135
Later than five years	37
Total operational lease commitments	222

Future minimum lease payments under finance leases, together with the present value of the minimum lease payments as of December 31, 2018, were as follows:

($ millions)	2018
Not later than one year	—
Between one and five years	27
Later than five years	153
Total minimum lease liabilities	180
Less future finance charges	(91)
Present value of minimum lease payments	89